Business acquisitions and development projects - Additional Information (Details)																3 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Feb. 17, 2017 USD ($)	Feb. 15, 2017 MWac	Jan. 01, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)	Dec. 14, 2016 MWac	Nov. 29, 2016 USD ($)	Aug. 02, 2016 USD ($)	Jan. 08, 2016 CAD water_utility	Jan. 08, 2016 USD ($) water_utility	Dec. 22, 2015 CAD	Apr. 22, 2015 CAD MWh	Jan. 02, 2015 USD ($) customer	Jan. 01, 2013 MW	Dec. 31, 2016 CAD MWh $ / kWh	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 MWac	May 15, 2015 USD ($)
Business Acquisition [Line Items]
Additions to property, plant and equipment | CAD																	CAD 405,743,000		CAD 204,195,000
Property, plant and equipment | CAD																CAD 4,889,946,000	4,889,946,000		3,877,170,000
Intangible assets | CAD																64,989,000	64,989,000		CAD 74,477,000
New Hampshire Gas
Business Acquisition [Line Items]
Business combination, purchase price														$ 3,161,000
Number of propane gas distributions customers | customer														1,200
Park Water Company
Business Acquisition [Line Items]
Business combination, purchase price										CAD 353,077,000	$ 249,540,000
Business combination, liabilities incurred											$ 91,750,000
Number of regulated water utilities | water_utility										3	3
Revenue | CAD																	96,695,000
Pre-tax net earnings | CAD																	25,374,000
New England Gas System
Business Acquisition [Line Items]
Estimated useful lives																				34 years
Shady Oaks
Business Acquisition [Line Items]
Project power capacity (megawatt) | MW															109.5
Adjustment to total consideration transferred																	CAD 0	$ 0
Subsequent Event | Empire
Business Acquisition [Line Items]
Business combination, purchase price				$ 2,400,000,000
Business acquisition, cash paid per common share (usd per share) | $ / shares				$ 34.00
Business combination, liabilities incurred				$ 855,000,000
Luning Solar Facility | Subsequent Event
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac			50
Luning Solar Facility | Partnership | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount					$ 7,826,000
Luning Solar Facility | Partnership | Subsequent Event | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount		$ 31,212,000
Morse Wind Facility
Business Acquisition [Line Items]
Wind power capacity (megawatt) | MWh													23
Property, plant and equipment | CAD													CAD 65,016,000
Intangible assets | CAD													16,709,000
Wind generating asset investment | CAD													CAD 81,725,000
Estimated useful lives													35 years
Bakersfield Solar Project
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac							20													20
Property, plant and equipment																					$ 59,281,000
Bakersfield Solar Project | Partnership | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount																		$ 22,438,000
Bakersfield Solar Project II
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac							10
Bakersfield Solar Project II | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount								$ 2,454,000
Bakersfield Solar Project II | Subsequent Event | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount	$ 9,800,000
Wind Turbine Components
Business Acquisition [Line Items]
Additions to property, plant and equipment | CAD																CAD 75,000,000
Renewable energy production tax credit (usd per kwh) | $ / kWh																0.023
Acquisition Facility | Line of Credit
Business Acquisition [Line Items]
Proceed from long-term lines of credit						$ 1,336,440,000
Minimum | Wind Turbine Components
Business Acquisition [Line Items]
Wind power capacity (megawatt) | MWh																500
Maximum | Wind Turbine Components
Business Acquisition [Line Items]
Wind power capacity (megawatt) | MWh																700
Weighted Average | Park Water Company
Business Acquisition [Line Items]
Estimated useful lives										40 years	40 years
Judicial Ruling | Montana Supreme Court Ruling on Mountain Water Company Condemned Assets | Park Water Company
Business Acquisition [Line Items]
Litigation settlement, amount									$ 88,600,000
Pending Litigation | Lawsuit vs. Mountain Water Company and City of Missoula | Park Water Company
Business Acquisition [Line Items]
Period to refund outstanding contracts												40 years
Estimated litigation liability | CAD												CAD 23,108,000
Bridge Loan | Acquisition Facility | Line of Credit
Business Acquisition [Line Items]
Proceed from long-term lines of credit						$ 1,336,440,000
Bridge Loan | Acquisition Facility | Line of Credit | Subsequent Event
Business Acquisition [Line Items]
Proceed from long-term lines of credit				$ 1,336,440,000